OLD MUTUAL ADVISOR FUNDS II

Supplement Dated October 1, 2007

This Supplement updates certain information contained in the currently effective Class A and Class C Shares Prospectus of Old Mutual Advisor Funds II dated June 4, 2007, as supplemented. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the text under the “The Investment Advisor and Sub-Advisors – The Portfolio Managers – Columbus Circle Technology and Communications Fund” section of the Prospectus on page 136:

Anthony Rizza, CFA, is co-portfolio manager of the Old Mutual Columbus Circle Technology and Communications Fund. Mr. Rizza has been at Columbus Circle for the past 16 years and has managed Columbus Circle’s technology portfolio since 1994.

Craig Chodash, CFA, is co-portfolio manager of the Old Mutual Columbus Circle Technology and Communications Fund. Mr. Chodash joined Columbus Circle in May, 2003 as Senior Vice President/Senior Securities Analyst. Prior to joining Columbus Circle, Mr. Chodash held the position of portfolio manager and Senior Vice President/Analyst at J. & W. Seligman & Company.

________________________________________________________________

Distributor: Old Mutual Investment Partners

R-07-170 10/2007

OLD MUTUAL ADVISOR FUNDS II

Supplement Dated October 1, 2007

This Supplement updates certain information contained in the currently effective Class Z, Advisor Class, Institutional Class and Class R Shares Prospectus of Old Mutual Advisor Funds II dated June 4, 2007, as supplemented. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the text under the “The Investment Advisor and Sub-Advisors – The Portfolio Managers – Columbus Circle Technology and Communications Fund” section of the Prospectus on page 155:

Anthony Rizza, CFA, is co-portfolio manager of the Old Mutual Columbus Circle Technology and Communications Fund. Mr. Rizza has been at Columbus Circle for the past 16 years and has managed Columbus Circle’s technology portfolio since 1994.

Craig Chodash, CFA, is co-portfolio manager of the Old Mutual Columbus Circle Technology and Communications Fund. Mr. Chodash joined Columbus Circle in May, 2003 as Senior Vice President/Senior Securities Analyst. Prior to joining Columbus Circle, Mr. Chodash held the position of portfolio manager and Senior Vice President/Analyst at J. & W. Seligman & Company.

The following is added after the first sentence in the first paragraph under the heading “Exchanges between Funds” on page 169 of the Prospectus:

In addition, Class Z shares may be exchanged for Institutional Class shares of the same Fund, subject to the investment qualifications and minimums of Institutional Class shares.

________________________________________________________________

Distributor: Old Mutual Investment Partners

R-07-171 10/2007

OLD MUTUAL ADVISOR FUNDS II

Supplement Dated October 1, 2007

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z, Advisor Class, Institutional Class and Class R Shares Statement of Additional Information (the “SAI”) of Old Mutual Advisor Funds II dated June 4, 2007, as supplemented. You should retain your SAI and current supplements for future reference. You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com

The following is added after the first sentence in the first paragraph under the heading “Exchange Privileges” beginning on page 97 of the SAI:

In addition, Class Z shares may be exchanged for Institutional Class shares of the same Fund, subject to the investment qualifications and minimums of Institutional Class shares.

The section of Exhibit D to the SAI titled “Investments in Each Fund” is amended by adding the following:

NAME OF PORTFOLIO MANAGER	NAME OF FUND	DOLLAR RANGE OF INVESTMENTS IN EACH FUND
Craig Chodash	Columbus Circle Technology and Communications Fund	None

The section of Exhibit D to the SAI titled “Other Managed Accounts” is amended by adding the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category
Craig Chodash	1 Registered Investment Vehicle with $18.8 million in total assets under management.
1 Other Account with $43.6 million in total assets under management.

________________________________________________________________

Distributor: Old Mutual Investment Partners

R-07-159 10/2007